Balances Payable to Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	₨ 733,032.0	$ 11,764.3	₨ 612,845.6
Balances in interest-bearing deposits	3,768,678.8	60,482.7	3,057,154.5
Principal Owner
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	11,333.1		29,348.1
Balances in interest-bearing deposits	10,701.3		25,600.3
Accrued expenses and other liabilities	192.5		143.2
Total	22,226.9		55,091.6
Others
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	6,902.2		5,541.4
Balances in interest-bearing deposits	1,482.7		1,341.6
Accrued expenses and other liabilities	0.0		0.0
Total	8,384.9		6,883.0
Related Party
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	18,235.3	292.7	34,889.5
Balances in interest-bearing deposits	12,184.0	195.5	26,941.9
Accrued expenses and other liabilities	192.5	3.1	143.2
Total	₨ 30,611.8	$ 491.3	₨ 61,974.6